Employee benefit liabilities - Schedule of Post Employment Benefit (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Post – employement benefits
Subtotal	$ 4,528	$ 4,464
Salarie and other short terms employee benefits	10,098	8,305
Total	14,626	12,769
Current	10,098	8,305
Non- Current	4,528	4,464
Pension [Member]
Post – employement benefits
Subtotal	1,742	1,557
Voluntary Retirement Plan [Member]
Post – employement benefits
Subtotal	1,877	1,954
Other plans [Member]
Post – employement benefits
Subtotal	$ 909	$ 953